CARE AND MAINTENANCE (Tables)	12 Months Ended
Dec. 31, 2021
Care And Maintenance [Abstract]
Disclosure of detailed information about care and maintenance [Table Text Block]
	Years ended
	December 31,	December 31,
	2021	2020

Depreciation and depletion	$55	$214
Salaries, wages and benefits	497	2,473
Direct general and administrative	804	2,546
	$1,356	$5,233